Employees - Summary of Assets, Liabilities and Surplus/ (Deficit) Position of Pension and Other Post-Employment Benefit Plans at Balance Sheet Date (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of defined benefit plans [line items]
Fair value of assets	€ 18,051	€ 19,869
Pension plans
Disclosure of defined benefit plans [line items]
Fair value of assets	18,050	19,867
Present value of liabilities	(13,934)	(16,259)
Computed surplus/(deficit)	4,116	3,608
Irrecoverable surplus	(317)	(295)
Surplus/(deficit)	3,799	3,313
Pension plans | Wholly or partly funded defined benefit plans, in surplus
Disclosure of defined benefit plans [line items]
Fair value of assets	17,748	17,368
Present value of liabilities	(12,969)	(12,909)
Computed surplus/(deficit)	4,779	4,459
Irrecoverable surplus	(317)	(295)
Surplus/(deficit)	4,462	4,164
Pension plans | Wholly or partly funded defined benefit plans, in deficit
Disclosure of defined benefit plans [line items]
Fair value of assets	302	2,499
Present value of liabilities	(368)	(2,633)
Surplus/(deficit)	(66)	(134)
Pension plans | Wholly unfunded defined benefit plans
Disclosure of defined benefit plans [line items]
Present value of liabilities	(597)	(717)
Other post- employment benefit plans
Disclosure of defined benefit plans [line items]
Fair value of assets	1	2
Present value of liabilities	(282)	(345)
Computed surplus/(deficit)	(281)	(343)
Irrecoverable surplus	0	0
Surplus/(deficit)	(281)	(343)
Other post- employment benefit plans | Wholly or partly funded defined benefit plans, in surplus
Disclosure of defined benefit plans [line items]
Fair value of assets	0	0
Present value of liabilities	0	0
Computed surplus/(deficit)	0	0
Irrecoverable surplus	0	0
Surplus/(deficit)	0	0
Other post- employment benefit plans | Wholly or partly funded defined benefit plans, in deficit
Disclosure of defined benefit plans [line items]
Fair value of assets	1	2
Present value of liabilities	(35)	(41)
Surplus/(deficit)	(34)	(39)
Other post- employment benefit plans | Wholly unfunded defined benefit plans
Disclosure of defined benefit plans [line items]
Present value of liabilities	€ (247)	€ (304)